JPMorgan Hedged Equity 3 Fund
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 94.9%
Aerospace & Defense — 1.9%
Howmet Aerospace, Inc.	166	21,603
RTX Corp.	102	13,580
Textron, Inc.	85	6,107
TransDigm Group, Inc.	13	17,421
		58,711
Air Freight & Logistics — 0.7%
FedEx Corp.	29	6,991
United Parcel Service, Inc., Class B	123	13,565
		20,556
Automobile Components — 0.1%
Aptiv plc (Jersey) *	39	2,339
Automobiles — 1.4%
Tesla, Inc. *	160	41,393
Banks — 3.4%
Bank of America Corp.	775	32,343
Citigroup, Inc.	154	10,963
Fifth Third Bancorp	293	11,487
Truist Financial Corp.	270	11,100
US Bancorp	201	8,491
Wells Fargo & Co.	406	29,135
		103,519
Beverages — 2.0%
Coca-Cola Co. (The)	283	20,243
Keurig Dr Pepper, Inc.	319	10,936
PepsiCo, Inc.	189	28,286
		59,465
Biotechnology — 2.2%
AbbVie, Inc.	179	37,482
Neurocrine Biosciences, Inc. *	19	2,073
Regeneron Pharmaceuticals, Inc.	19	12,496
Sarepta Therapeutics, Inc. *	9	581
Vertex Pharmaceuticals, Inc. *	30	14,457
		67,089
Broadline Retail — 4.0%
Amazon.com, Inc. *	639	121,558
Building Products — 1.5%
Carrier Global Corp.	191	12,100
Masco Corp.	105	7,282
Trane Technologies plc	75	25,504
		44,886
Capital Markets — 2.0%
Ameriprise Financial, Inc.	23	11,238
Charles Schwab Corp. (The)	181	14,208

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
CME Group, Inc.	59	15,546
Goldman Sachs Group, Inc. (The)	28	15,151
KKR & Co., Inc.	44	5,037
		61,180
Chemicals — 1.6%
Dow, Inc.	196	6,854
Linde plc	56	25,782
LyondellBasell Industries NV, Class A	83	5,850
PPG Industries, Inc.	68	7,435
Sherwin-Williams Co. (The)	9	3,150
		49,071
Communications Equipment — 0.3%
Arista Networks, Inc. *	73	5,658
Motorola Solutions, Inc.	10	4,523
		10,181
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	9	4,528
Consumer Finance — 0.5%
American Express Co.	45	12,175
Capital One Financial Corp.	23	4,143
		16,318
Consumer Staples Distribution & Retail — 0.8%
Costco Wholesale Corp.	16	15,214
Walmart, Inc.	91	7,974
		23,188
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	504	14,247
Electric Utilities — 2.2%
Entergy Corp.	26	2,224
NextEra Energy, Inc.	346	24,484
NRG Energy, Inc.	13	1,252
PG&E Corp.	697	11,981
Southern Co. (The)	289	26,582
		66,523
Electrical Equipment — 0.3%
Eaton Corp. plc	38	10,401
Electronic Equipment, Instruments & Components — 0.1%
TE Connectivity plc (Switzerland)	19	2,681
Energy Equipment & Services — 0.3%
Baker Hughes Co.	190	8,335
Entertainment — 0.8%
Netflix, Inc. *	10	9,094

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Entertainment — continued
Walt Disney Co. (The)	135	13,269
Warner Music Group Corp., Class A	96	3,023
		25,386
Financial Services — 6.3%
Berkshire Hathaway, Inc., Class B *	98	52,308
Corpay, Inc. *	40	14,037
Fidelity National Information Services, Inc.	175	13,085
Mastercard, Inc., Class A	98	53,911
Toast, Inc., Class A *	108	3,571
Visa, Inc., Class A	149	51,995
WEX, Inc. *	9	1,341
		190,248
Food Products — 0.7%
Mondelez International, Inc., Class A	308	20,898
Ground Transportation — 0.9%
CSX Corp.	401	11,802
Uber Technologies, Inc. *	224	16,341
		28,143
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	43	5,677
Baxter International, Inc.	54	1,858
Boston Scientific Corp. *	180	18,121
Edwards Lifesciences Corp. *	107	7,759
Medtronic plc	180	16,161
Stryker Corp.	60	22,464
		72,040
Health Care Providers & Services — 2.3%
Cigna Group (The)	34	11,319
HCA Healthcare, Inc.	10	3,414
Humana, Inc.	18	4,703
McKesson Corp.	8	5,410
UnitedHealth Group, Inc. (a)	84	43,762
		68,608
Health Care REITs — 0.8%
Alexandria Real Estate Equities, Inc.	15	1,408
Ventas, Inc.	219	15,035
Welltower, Inc.	61	9,316
		25,759
Hotels, Restaurants & Leisure — 3.5%
Booking Holdings, Inc.	2	10,688
Carnival Corp. *	190	3,708
Chipotle Mexican Grill, Inc. *	288	14,486
DoorDash, Inc., Class A *	25	4,566
Expedia Group, Inc.	52	8,742

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Hilton Worldwide Holdings, Inc.	56	12,766
McDonald's Corp.	97	30,286
Royal Caribbean Cruises Ltd.	25	5,046
Yum! Brands, Inc.	107	16,764
		107,052
Household Durables — 0.1%
Lennar Corp., Class A	30	3,422
Household Products — 0.3%
Church & Dwight Co., Inc.	78	8,604
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	21	2,461
Industrial Conglomerates — 0.4%
3M Co.	73	10,760
Industrial REITs — 0.4%
Prologis, Inc.	96	10,767
Insurance — 2.0%
Aon plc, Class A	36	14,186
Arthur J Gallagher & Co.	54	18,814
Chubb Ltd.	10	3,034
Progressive Corp. (The)	90	25,491
		61,525
Interactive Media & Services — 5.9%
Alphabet, Inc., Class A	362	56,058
Alphabet, Inc., Class C	203	31,723
Meta Platforms, Inc., Class A (a)	157	90,265
		178,046
IT Services — 0.6%
Accenture plc, Class A (Ireland)	15	4,665
Cognizant Technology Solutions Corp., Class A	187	14,332
		18,997
Life Sciences Tools & Services — 0.9%
Thermo Fisher Scientific, Inc.	54	27,080
Machinery — 1.9%
Caterpillar, Inc.	33	10,902
Deere & Co.	38	17,993
Ingersoll Rand, Inc.	67	5,374
Otis Worldwide Corp.	153	15,736
PACCAR, Inc.	69	6,688
		56,693
Media — 0.9%
Charter Communications, Inc., Class A *	26	9,554
Comcast Corp., Class A	480	17,700
		27,254

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Metals & Mining — 0.1%
Nucor Corp.	22	2,684
Multi-Utilities — 0.1%
Dominion Energy, Inc.	67	3,769
Oil, Gas & Consumable Fuels — 3.2%
ConocoPhillips	236	24,803
Diamondback Energy, Inc.	52	8,231
EOG Resources, Inc.	107	13,721
Exxon Mobil Corp.	417	49,611
		96,366
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	107	4,677
Personal Care Products — 0.2%
Kenvue, Inc.	265	6,344
Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.	356	21,711
Eli Lilly & Co.	42	34,594
Johnson & Johnson	167	27,776
Merck & Co., Inc.	43	3,858
		87,939
Professional Services — 0.5%
Equifax, Inc.	18	4,368
Leidos Holdings, Inc.	74	9,965
		14,333
Residential REITs — 0.1%
Equity LifeStyle Properties, Inc.	61	4,070
Semiconductors & Semiconductor Equipment — 10.3%
Advanced Micro Devices, Inc. *	74	7,597
Analog Devices, Inc.	105	21,181
Broadcom, Inc.	267	44,759
Lam Research Corp.	159	11,531
Marvell Technology, Inc.	21	1,280
Micron Technology, Inc.	127	11,036
NVIDIA Corp. (a)	1,607	174,169
NXP Semiconductors NV (China)	98	18,506
Texas Instruments, Inc.	121	21,808
		311,867
Software — 9.5%
Adobe, Inc. *	9	3,597
Cadence Design Systems, Inc. *	14	3,513
Fair Isaac Corp. *	2	4,454
Intuit, Inc.	17	10,123
Microsoft Corp. (a)	517	194,181
Oracle Corp.	137	19,156
Palantir Technologies, Inc., Class A *	72	6,034

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Salesforce, Inc.	97	26,086
ServiceNow, Inc. *	24	19,291
		286,435
Specialized REITs — 0.7%
Digital Realty Trust, Inc.	55	7,912
Equinix, Inc.	4	2,948
SBA Communications Corp.	43	9,414
		20,274
Specialty Retail — 2.3%
AutoZone, Inc. *	4	15,202
Best Buy Co., Inc.	50	3,709
Burlington Stores, Inc. *	30	7,047
Lowe's Cos., Inc.	121	28,180
Ross Stores, Inc.	115	14,708
		68,846
Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc.	887	197,091
Hewlett Packard Enterprise Co.	205	3,153
Sandisk Corp. *	7	348
Seagate Technology Holdings plc	136	11,573
Western Digital Corp. *	22	886
		213,051
Tobacco — 0.6%
Altria Group, Inc.	103	6,162
Philip Morris International, Inc.	75	12,010
		18,172
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	6	3,666
Total Common Stocks (Cost $2,085,449)		2,872,405
	NO. OF CONTRACTS
Options Purchased — 2.6%
Put Options Purchased — 2.6%
S&P 500 Index
5/30/2025 at USD 5,635.00, European Style
Notional Amount: USD 2,937,242
Counterparty: Exchange-Traded * (Cost $43,139)	5,234	78,301

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.9%
Investment Companies — 1.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (b) (c) (Cost $57,687)	57,687	57,687
Total Investments — 99.4% (Cost $2,186,275)		3,008,393
Other Assets in Excess of Liabilities — 0.6%		19,228
NET ASSETS — 100.0%		3,027,621

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2025.

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of March 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	225	06/20/2025	USD	63,638	(774)

Abbreviations
USD	United States Dollar
Written Call Options Contracts as of March 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	5,234	USD 2,937,242	USD 6,265.00	5/30/2025	(1,481)
Written Put Options Contracts as of March 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	5,234	USD 2,937,242	USD 4,750.00	5/30/2025	(9,552)
Total Written Options Contracts (Premiums Received $39,268)						(11,033)

Abbreviations
USD	United States Dollar

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,008,393	$—	$—	$3,008,393
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(774)	$—	$—	$(774)
Options Written (a)
Call Options Written	(1,481)	—	—	(1,481)
Put Options Written	(9,552)	—	—	(9,552)
Total Depreciation in Other Financial Instruments	$(11,807)	$—	$—	$(11,807)

(a)	Please refer to the SOI for specifics of portfolio holdings.

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b)	$46,578	$590,618	$579,509	$—	$—	$57,687	57,687	$1,629	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.